Interests in associates and joint ventures - Total (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using equity method [abstract]
Interests in associates and joint ventures	€ 1,501	€ 1,486	€ 1,440